UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

Item 1. Reports to Stockholders.

ZEVENBERGEN GROWTH FUND
INVESTOR CLASS (ZVNBX)
INSTITUTIONAL CLASS (ZVNIX)

ZEVENBERGEN GENEA FUND
INVESTOR CLASS (ZVGNX)
INSTITUTIONAL CLASS (ZVGIX)

SEMI ANNUAL REPORT TO SHAREHOLDERS

December 31, 2018

Zevenbergen Growth Fund
Allocation of Portfolio Holdings
(Calculated as a percentage of Total Investments)
December 31, 2018 (Unaudited)

*
Short-Term Investments consist of amounts held in money market funds. The Fund strategy does not seek to hold large cash balances (more than 5% of total investments), and any significant cash holdings are typically due to trade settlement timing.

Zevenbergen Growth Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS ― 98.6%
	CONSUMER DISCRETIONARY ― 35.6%
7,000	2U, Inc. (a)	$348,040
545	Amazon.com, Inc. (a)	818,574
2,000	lululemon athletica inc. (a)	243,220
1,900	MercadoLibre, Inc.	556,415
2,650	Netflix, Inc. (a)	709,299
4,700	Shake Shack Inc. (a)	213,474
1,925	Tesla, Inc. (a)	640,640
3,900	Trade Desk, Inc. (The) (a)	452,634
3,000	Wayfair Inc. (a)	270,240
		4,252,536
	CONSUMER STAPLES ― 2.7%
4,500	Tilray Inc. (a)	317,430

	FINANCIAL SERVICES ― 11.3%
9,300	Charles Schwab Corporation	386,229
5,600	PayPal Holdings, Inc. (a)	470,904
2,700	Square, Inc. (a)	151,443
11,000	Zillow Group, Inc. Class C (a)	347,380
		1,355,956
	HEALTH CARE ― 13.3%
1,925	BioMarin Pharmaceutical Inc. (a)	163,914
11,000	Exact Sciences Corporation (a)	694,100
400	Inogen, Inc. (a)	49,668
3,300	Medidata Solutions, Inc. (a)	222,486
3,800	Sientra, Inc. (a)	48,298
8,400	Teladoc Health Inc. (a)	416,388
		1,594,854

	PRODUCER DURABLES ― 7.0%
2,700	Axon Enterprise, Inc. (a)	118,125
575	CoStar Group, Inc. (a)	193,970
3,500	Paylocity Holding Corp. (a)	210,735
5,500	XPO Logistics, Inc. (a)	313,720
		836,550

The accompany notes are integral part of these financial statements.

Zevenbergen Growth Fund
Schedule of Investments (Continued)
December 31, 2018 (Unaudited)

Number of Shares		Value
	TECHNOLOGY ― 28.7%
1,300	Adobe Inc. (a)	$294,112
2,100	Alibaba Group Holding Limited. ― ADR (a)	287,847
175	Alphabet Inc. Class A (a)	182,868
2,950	Facebook, Inc. Class A (a)	386,715
3,600	Monolithic Power Systems, Inc.	418,500
2,600	NVIDIA Corporation	347,100
5,300	Okta, Inc. (a)	338,140
5,400	Pluralsight, Inc. (a)	127,170
1,800	ServiceNow, Inc. (a)	320,490
4,800	Shopify Inc. (a)	664,560
500	Spotify Technology SA (a)	56,750
		3,424,252
	TOTAL COMMON STOCKS
	(Cost $9,542,484)	$11,781,578

	SHORT-TERM INVESTMENTS ― 1.6%
189,184	First American U.S. Treasury Money Market Fund, Class Z, 2.19% (b)	189,184
	TOTAL SHORT-TERM INVESTMENTS (Cost $189,184)	$189,184

	TOTAL INVESTMENTS ― 100.2% (Cost $9,731,668)	11,970,762
	Liabilities in Excess of Other Assets ― (0.2)%	(20,418)
	TOTAL NET ASSETS ― 100.0%	$11,950,344

ADR	American Depository Receipt.
(a)	Non Income Producing.
(b)	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of December 31, 2018.

The accompany notes are integral part of these financial statements.

Zevenbergen Growth Fund
Statement of Assets and Liabilities
December 31, 2018 (Unaudited)

Assets
Investments in securities, at value (cost $9,731,668)	$11,970,762
Dividends and interest receivable	1,222
Receivable for Fund shares sold	15,700
Receivable from Adviser	12,016
Prepaid expenses	21,266
Total Assets	12,020,966

Liabilities
Distribution fees - Investor Class	1,935
Accrued other expenses and other liabilities	68,687
Total Liabilities	70,622

Net Assets	$11,950,344

COMPONENTS OF NET ASSETS
Paid-in capital	9,993,659
Total distributable earnings	1,956,685
Net Assets	$11,950,344

Investor Class:
Net assets	$1,734,456
Shares outstanding (unlimited number of shares authorized, no par value)	125,140
Net asset value, offering and redemption price per share *	13.86

Institutional Class:
Net assets	$10,215,888
Shares outstanding (unlimited number of shares authorized, no par value)	731,072
Net asset value, offering and redemption price per share *	13.97

*	Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee.

The accompany notes are integral part of these financial statements.

Zevenbergen Growth Fund
Statement of Operations
For the Six Months Ended December 31, 2018 (Unaudited)

Investment Income
Dividends and interest income	$6,035

Expenses
Advisory fees	52,322
Administration fees	44,528
Transfer agent fees	22,080
Registration fees	15,806
Audit fees	7,562
Shareholder servicing fees	6,940
Compliance fees	6,420
Trustees’ fees	5,888
Miscellaneous expenses	5,480
Legal fees	5,072
Custody fees	4,072
Shareholder reporting fees	3,116
Distribution fees - Investor Class	1,997
Insurance fees	1,288
Total expenses	182,571
Expenses waived and reimbursed by the Adviser	(114,909)
Net Expenses	67,662

Net Investment Loss	(61,627)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	70,560
Change in unrealized appreciation on investments	(2,188,112)
Net Realized and Unrealized Gain (Loss) on Investments	(2,117,552)

Net Decrease in Net Assets from Operations	$(2,179,179)

The accompany notes are integral part of these financial statements.

Zevenbergen Growth Fund
Statements of Changes in Net Assets

Operations	For the Six Months Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018
Net investment loss	$(61,627)	$(81,068)
Net realized gain on investments	70,560	40,119
Net change in unrealized appreciation on investments	(2,188,112)	2,782,623
Net Increase (Decrease) in Net Assets from Operations	(2,179,179)	2,741,674

Capital Transactions
Proceeds from shares sold
Investor Class	1,696,735	1,494,000
Institutional Class	1,454,975	2,061,483
Cost of shares redeemed
Investor Class	(929,269)	(644,925)
Institutional Class	(359,673)	(15,083)
Redemption fees
Investor Class	1,430	412
Institutional Class	3,685	3,157
Net Increase in Net Assets from Capital Share Transactions	1,867,883	2,899,044

Total Increase (Decrease) in Net Assets	(311,296)	5,640,718

Net Assets
Beginning of period	12,261,640	6,620,922
End of period	$11,950,344	$12,261,640 *

Capital Shares Transactions
Investor Class
Shares sold	105,229	105,288
Shares redeemed	(59,189)	(41,971)
Net increase in shares outstanding	46,040	63,317

Institutional Class
Shares sold	87,268	146,509
Shares redeemed	(23,050)	(912)
Net increase in shares outstanding	64,218	145,597

*	Includes accumulated undistributed net investment loss of $(48,063)

The accompany notes are integral part of these financial statements.

Zevenbergen Growth Fund
Financial Highlights
Investor Class

For a Capital Share Outstanding Throughout Each Period Presented
	Six Months Ended December 31, 2018 (Unaudited)		Year Ended June 30, 2018	Year Ended June 30, 2017	August 31, 2015* through June 30, 2016
Net Asset Value, Beginning of Period	$16.33		$12.27	$9.05	$10.00

Gain (Loss) from Investment Operations:
Net investment loss (1)	(0.10)		(0.17)	(0.13)	(0.09)
Net realized and unrealized gain (loss) on investments	(2.37)		4.22	3.35	(0.86)
Total Gain (Loss) from Investment Operations	(2.47)		4.05	3.22	(0.95)

Redemption Fee Proceeds	—		0.01	—	—

Net Asset Value, End of Period	$13.86		$16.33	$12.27	$9.05

Total Return	-15.13	%(2)	33.09%	35.58%	-9.50	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,734		$1,292	$194	$37
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	3.07	%(3)	3.63%	5.89%	22.37	%(3)
After fees waived and reimbursed by the Adviser	1.30	%(3)	1.30%	1.30%	1.30	%(3)
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-2.97	%(3)	-3.53%	-5.76%	-22.28	%(3)
After fees waived and reimbursed by the Adviser	-1.20	%(3)	-1.20%	-1.17%	-1.21	%(3)
Portfolio turnover rate (4)	17.62	%(2)	31.12%	25.90%	14.81	%(2)

*	Inception date
(1)	Per share amounts have been calculated using the average shares method.
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompany notes are integral part of these financial statements.

Zevenbergen Growth Fund
Financial Highlights
Institutional Class

For a Capital Share Outstanding Throughout Each Period Presented
	Six Months Ended December 31, 2018 (Unaudited)		Year Ended June 30, 2018	Year Ended June 30, 2017	August 31, 2015* through June 30, 2016
Net Asset Value, Beginning of Period	$16.45		$12.33	$9.07	$10.00

Gain (Loss) from Investment Operations:
Net investment loss (1)	(0.07)		(0.13)	(0.09)	(0.06)
Net realized and unrealized gain (loss) on investments	(2.41)		4.24	3.35	(0.87)
Total Gain (Loss) from Investment Operations	(2.48)		4.11	3.26	(0.93)

Redemption Fee Proceeds	—		0.01	—	—

Net Asset Value, End of Period	$13.97		$16.45	$12.33	$9.07

Total Return	-15.08	%(2)	33.41%	35.94%	-9.30	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,216		$10,970	$6,427	$2,964
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	2.75	%(3)	3.55%	5.86%	15.01	%(3)
After fees waived and reimbursed by the Adviser	1.00	%(3)	1.00%	1.00%	1.00	%(3)
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-2.66	%(3)	-3.45%	-5.72%	-14.84	%(3)
After fees waived and reimbursed by the Adviser	-0.91	%(3)	-0.89%	-0.87%	-0.83	%(3)
Portfolio turnover rate (4)	17.62	%(2)	31.12%	25.90%	14.81	%(2)

*	Inception date
(1)	Per share amounts have been calculated using the average shares method.
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompany notes are integral part of these financial statements.

Zevenbergen Genea Fund
Allocation of Portfolio Holdings
(Calculated as a percentage of Total Investments)
December 31, 2018 (Unaudited)

*
Short-Term Investments consist of amounts held in money market funds. The Fund strategy does not seek to hold large cash balances (more than 5% of total investments), and any significant cash holdings are typically due to trade settlement timing.

Zevenbergen Genea Fund
Schedule of Investments
December 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS ― 99.2%
	CONSUMER DISCRETIONARY ― 40.0%
20,000	2U, Inc. (a)	$994,400
1,300	Amazon.com, Inc. (a)	1,952,561
4,605	MercadoLibre, Inc.	1,348,574
6,760	Netflix, Inc. (a)	1,809,382
4,830	Tesla, Inc. (a)	1,607,424
12,200	Trade Desk, Inc. (The) (a)	1,415,932
11,675	Wayfair Inc. (a)	1,051,684
		10,179,957
	CONSUMER STAPLES ― 4.0%
14,500	Tilray Inc. (a)	1,022,830

	FINANCIAL SERVICES ― 13.1%
11,900	PayPal Holdings, Inc. (a)	1,000,671
23,400	Square, Inc. (a)	1,312,506
32,200	Zillow Group, Inc. Class C (a)	1,016,876
		3,330,053
	PRODUCER DURABLES ― 3.0%
17,100	Axon Enterprise, Inc. (a)	748,125

	TECHNOLOGY ― 39.1%
15,900	Activision Blizzard, Inc.	740,463
7,125	Alibaba Group Holding Limited ― ADR (a)	976,624
655	Alphabet Inc. Class A (a)	684,449
5,500	Elastic N.V. (a)	393,140
7,300	Facebook, Inc. Class A (a)	956,957
16,400	nLIGHT, Inc. (a)	291,592
8,100	NVIDIA Corporation	1,081,350
14,750	Okta, Inc. (a)	941,050
29,500	Pluralsight, Inc. (a)	694,725
3,400	ServiceNow, Inc. (a)	605,370
10,350	Shopify Inc. (a)	1,432,957
5,600	Spotify Technology S.A. (a)	635,600
12,600	Tencent Holdings Limited ― ADR	497,322
		9,931,599
	TOTAL COMMON STOCKS
	(Cost $24,645,143)	$25,212,564

The accompany notes are integral part of these financial statements.

Zevenbergen Genea Fund
Schedule of Investments (Continued)
December 31, 2018 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS ― 0.0%
7,480	First American U.S. Treasury Money Market Fund, Class Z, 2.19% (b)	$7,480
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,480)	$7,480

	TOTAL INVESTMENTS ― 99.2% (Cost $24,652,623)	25,220,044
	Other Assets in Excess of Liabilities ― 0.8%	215,688
	TOTAL NET ASSETS ― 100.0%	$25,435,732

ADR	American Depository Receipt.
(a)	Non Income Producing.
(b)	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of December 31, 2018.

The accompany notes are integral part of these financial statements.

Zevenbergen Genea Fund
Statement of Assets and Liabilities
December 31, 2018 (Unaudited)

Assets
Investments in securities, at value (cost $24,652,623)	$25,220,044
Dividend and interest receivable	405
Receivable for Fund shares sold	138,181
Receivable for investments sold	259,474
Prepaid expenses	21,376
Total Assets	25,639,480

Liabilities
Payable for Fund shares redeemed	$53,538
Payable for securities purchased	71,263
Payable to Adviser	7,399
Distribution fees - Investor class	4,572
Accrued other expenses and other liabilities	66,976
Total Liabilities	203,748

Net Assets	$25,435,732

COMPONENTS OF NET ASSETS
Paid-in capital	25,553,959
Total distributable earnings	(118,227)
Net Assets	$25,435,732

Investor Class:
Net assets	$15,349,703
Shares outstanding (unlimited number of shares authorized, no par value)	885,843
Net asset value, offering and redemption price per share *	17.33

Institutional Class:
Net assets	$10,086,029
Shares outstanding (unlimited number of shares authorized, no par value)	577,302
Net asset value, offering and redemption price per share *	17.47

*	Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee.

The accompany notes are integral part of these financial statements.

Zevenbergen Genea Fund
Statement of Operations
For the Six Months Ended December 31, 2018 (Unaudited)

Investment Income
Dividends and interest income	$5,902

Expenses
Advisory fees	119,707
Administration fees	44,160
Transfer agent fees and expenses	21,820
Distribution fees - Investor Class	20,556
Shareholder servicing fees	17,412
Registration fees	16,868
Audit fees	7,562
Trustees’ fees	5,888
Compliance fees	5,888
Miscellaneous expenses	5,648
Legal fees	5,072
Custody fees	4,080
Shareholder reporting fees	3,312
Insurance fees	1,288
Total expenses	279,261
Expenses waived and reimbursed by the Adviser	(108,645)

Net Expenses	170,616

Net Investment Loss	(164,714)

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(250,274)
Change in unrealized appreciation on investments	(5,117,913)
Net Realized and Unrealized Gain (Loss) on Investments	(5,368,187)

Net Decrease in Net Assets from Operations	$(5,532,901)

The accompany notes are integral part of these financial statements.

Zevenbergen Genea Fund
Statements of Changes in Net Assets

Operations	For the Six Months Ended December 31, 2018 (Unaudited)	For the Year Ended June 30, 2018
Net investment loss	$(164,714)	$(126,739)
Net realized gain (loss) on investments	(250,274)	112,613
Net change in unrealized appreciation on investments	(5,117,913)	4,173,887
Net Increase (Decrease) in Net Assets from Operations	(5,532,901)	4,159,761

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(56,531)	—
Institutional Class	(36,156)	—
Total distributions to shareholders	(92,687)	—

Capital Transactions
Proceeds from shares sold
Investor Class	12,263,272	10,774,903
Institutional Class	3,741,266	3,097,193
Proceeds from shares reinvested		—
Investor Class	56,375
Institutional Class	36,000
Cost of shares redeemed
Investor Class	(6,029,373)	(2,031,181)
Institutional Class	(734,019)	(45,101)
Redemption fees
Investor Class	19,003	3,264
Institutional Class	2,913	3,954
Net Increase in Net Assets from Capital Share Transactions	9,355,437	11,803,032

Total Increase in Net Assets	3,729,849	15,962,793

Net Assets
Beginning of period	21,705,883	5,743,090
End of period	$25,435,732	$21,705,883 *

Capital Shares Transactions
Investor Class
Shares sold	584,518	584,658
Shares redeemed	(306,800)	(122,541)
Net increase in shares outstanding	277,718	462,117

Institutional Class
Shares sold	179,682	179,160
Shares redeemed	(35,865)	(2,345)
Net increase in shares outstanding	143,817	176,815

*	Includes accumulated undistributed net investment loss of $(88,328).

The accompany notes are integral part of these financial statements.

Zevenbergen Genea Fund
Financial Highlights
Investor Class

For a Capital Share Outstanding Throughout Each Period Presented
	Six Months Ended December 31, 2018 (Unaudited)		Year Ended June 30, 2018	Year Ended June 30, 2017	August 31, 2015* through June 30, 2016
Net Asset Value, Beginning of Period	$20.77		$14.20	$9.40	$10.00

Gain (Loss) from Investment Operations:
Net investment loss (1)	(0.14)		(0.23)	(0.16)	(0.10)
Net realized and unrealized gain (loss) on investments	(3.24)		6.79	4.96	(0.50)
Total Gain (Loss) from Investment Operations	(3.38)		6.56	4.80	(0.60)
Less Distributions from Net Realized Gain:	(0.06)		—	—	—

Redemption Fee Proceeds	—		0.01	—	—

Net Asset Value, End of Period	$17.33		$20.77	$14.20	$9.40

Total Return	-16.26	%(2)	46.27%	51.06%	-6.00	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$15,350		$12,633	$2,074	$251
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	2.22	%(3)	3.35%	7.96%	12.73	%(3)
After fees waived and reimbursed by the Adviser	1.40	%(3)	1.40%	1.40%	1.40	%(3)
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-2.17	%(3)	-3.27%	-7.89%	-12.67	%(3)
After fees waived and reimbursed by the Adviser	-1.35	%(3)	-1.32%	-1.33%	-1.34	%(3)
Portfolio turnover rate (4)	20.08	%(2)	22.35%	67.59%	19.01	%(2)

*	Inception date
(1)	Per share amounts have been calculated using the average shares method
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompany notes are integral part of these financial statements.

Zevenbergen Genea Fund
Financial Highlights
Institutional Class

For a Capital Share Outstanding Throughout Each Period Presented

	Six Months Ended December 31, 2018 (Unaudited)		Year Ended June 30, 2018	Year Ended June 30, 2017	August 31, 2015* through June 30, 2016
Net Asset Value, Beginning of Period	$20.93		$14.30	$9.41	$10.00

Gain (Loss) from Investment Operations:
Net investment loss (1)	(0.11)		(0.18)	(0.12)	(0.09)
Net realized and unrealized gain (loss) on investments	(3.30)		6.80	4.99	(0.50)
Total Gain (Loss) from Investment Operations	(3.41)		6.62	4.87	(0.59)

Less Distributions from Net Realized Gain:	(0.06)

Redemption Fee Proceeds	0.01		0.01	0.02	—

Net Asset Value, End of Period	$17.47		$20.93	$14.30	$9.41

Total Return	-16.23	%(2)	46.36%	51.97%	-5.90	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,086		$9,073	$3,669	$2,498
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	1.92	%(3)	3.21%	8.08%	12.99	%(3)
After fees waived and reimbursed by the Adviser	1.10	%(3)	1.10%	1.10%	1.10	%(3)
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-1.87	%(3)	-3.14%	-8.02%	-12.97	%(3)
After fees waived and reimbursed by the Adviser	-1.05	%(3)	-1.03%	-1.04%	-1.08	%(3)
Portfolio turnover rate (4)	20.08	%(2)	22.35%	67.59%	19.01	%(2)

*	Inception date
(1)	Per share amounts have been calculated using the average shares method
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompany notes are integral part of these financial statements.

Zevenbergen Funds
Notes to the Financial Statements
December 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

Zevenbergen Growth Fund (the “Growth Fund”) and Zevenbergen Genea Fund (the “Genea Fund”; collectively the “Funds”) are non-diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  Zevenbergen Capital Investments LLC (the “Adviser”) serves as the investment manager to the Funds.  The inception date of the Funds was August 31, 2015. The Funds’ investment objective is long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.  The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

A. Securities Valuation

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad categories as defined below:

Level 1 -
Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Significant unobservable inputs, including the Funds’ own assumptions in determining fair value of investments.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

Zevenbergen Funds
Notes to the Financial Statements
December 31, 2018 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Funds’ investments in each category investment type as of December 31, 2018:

Growth Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$11,781,578	$—	$—	$11,781,578
Short-Term Investments	189,184	—	—	189,184
Total Assets	$11,970,762	$—	$—	$11,970,762

Genea Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$25,212,564	$—	$—	$25,212,564
Short-Term Investments	7,480	—	—	7,480
Total Assets	$25,220,044	$—	$—	$25,220,044

Please refer to the Schedule of Investments for further classification.

B. Security Transactions, Investment Income and Distributions

The Funds record security transactions based on trade date. Realized gains and losses on sales of securities are calculated by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

C. Federal Income Taxes

The Funds have elected to be taxed as Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all of their net taxable income to their shareholders. Therefore no provision is made for federal income taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended December 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. As of December 31, 2018, the tax period ended June 30, 2016, and the tax years ended June 30, 2017 and June 30, 2018, are open to examination. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Zevenbergen Funds
Notes to the Financial Statements
December 31, 2018 (Unaudited)

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Trust entered into an agreement for the Adviser to furnish investment advisory services to the Funds. Under the terms of this agreement, the Growth Fund and the Genea Fund will pay the Adviser a monthly fee based on each Fund’s average daily net assets at the annual rate of 0.80% and 0.90%, respectively.

Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse each Fund’s operating expenses (excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, extraordinary expenses and brokers’ commissions, and other charges relating to the purchase and sale of the Funds’ portfolio securities) to ensure that these expenses do not exceed, on an annual basis, the expense limitations, expressed as a percentage rate of the average daily net assets of each Fund, listed below. Waivers or reimbursements are calculated daily and settled monthly in conjunction with each Fund’s payment of advisory fees.

Fund	Investor Class	Institutional Class
Growth Fund	1.15%	0.90%
Genea Fund	1.25%	1.00%

The Adviser is permitted to recapture amounts waived and/or reimbursed to a class within three years if the class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Adviser recapture any amount that would result, on any particular business day of the Funds, in the class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

At December 31, 2018, the expenses reimbursed and contractual fees waived by the Adviser and subject to potential recapture by period were as follows:

Fiscal Year
waived/reimbursed	Growth Fund	Genea Fund	Expiration
FYE June 30, 2016	$114,581	$118,680	June 30, 2019
FYE June 30, 2017	225,191	225,052	June 30, 2020
FYE June 30, 2018	222,939	221,177	June 30, 2021
FYE June 30, 2019	114,909	108,645	December 31, 2021
	$677,620	$673,554

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator and transfer agent. U.S. Bank, N.A. serves as the Funds’ custodian. Quasar Distributors, LLC, an affiliate of Fund Services, acts as the Funds’ distributor and principal underwriter. Fees paid to Fund Services and Fund Services affiliates during the six months ended December 31, 2018 were as follows:

	Growth Fund	Genea Fund
Administration	$44,528	$44,160
Custody	4,072	4,080
Transfer Agency	22,080	21,820
Chief Compliance Officer	5,888	5,888

Zevenbergen Funds
Notes to the Financial Statements
December 31, 2018 (Unaudited)

At December 31, 2018, the Funds had payables due to Fund Services and Fund Services affiliate for administration, compliance, transfer agent fees and custody fees in the following amounts:

	Growth Fund	Genea Fund
Administration	$22,835	$21,790
Custody	1,588	—
Transfer Agency	11,186	7,820
Chief Compliance Officer	3,504	2,826

The Independent Trustees were paid $11,776 for their services to the Funds during the six months ended December 31, 2018. No compensation is paid directly by the Funds to the Interested Trustee or officers of the Trust.

NOTE 4 – INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for each Fund for the six months ended December 31, 2018, were as follows:

Genea Fund
Purchases	$14,401,047
Sales	$5,189,826

Growth Fund
Purchases	$3,899,802
Sales	$2,265,944

NOTE 5 – FEDERAL INCOME TAX INFORMATION

At June 30, 2018, the components of accumulated earnings for income tax purposes were as follows:

	Growth Fund	Genea Fund
Cost of investments	$7,940,139	$16,172,961
Gross unrealized appreciation	4,545,786	5,996,714
Gross unrealized depreciation	(126,128)	(379,141)
Net unrealized appreciation on investments	4,419,658	5,617,573

Undistributed ordinary income	—	—
Undistributed long-term capital gains	—	—
Accumulated earnings	—	—

Capital loss carryforwards	(235,731)	(57,097)
Other book/tax temporary differences	(48,063)	(53,115)
Total accumulated earnings	$4,135,864	$5,507,361

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the tax deferral of losses on wash sales.

Zevenbergen Funds
Notes to the Financial Statements
December 31, 2018 (Unaudited)

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2018, permanent differences in book and tax accounting have been reclassified to capital, accumulated net investment loss and accumulated realized loss as follows:

		Increase (Decrease)
	Accumulated Net Investment Income	Accumulated Net Realized Loss	Paid In Capital
Growth Fund	$56,921	$(227)	$(56,694)
Genea Fund	$58,499	$—	$(58,499)

For the Genea Fund, there were no distributions paid during year ended June 30, 2018, and tax character of distributions paid during the six months ended December 31, 2018 were as follows:

Distributions Paid From:	Six Months Ended December 31, 2018
Short-Term Capital Gains	$64,933
Long-Term Capital Gains	27,754
Total Distributions Paid	$92,687

For the Growth Fund, there were no distributions paid during the six months ended December 31, 2018, and year ended June 30, 2018.

Following capital loss carryovers were utilized during the year ended June 30, 2018:

Growth Fund:	$117,974
Genea Fund:	$45,690

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer into their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At June 30, 2018, the Funds deferred the following, on a tax basis, losses:

	Late Year Loss	Post October Loss
Growth Fund	(48,063)	—
Genea Fund	(53,115)	—

At June 30, 2018, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

	Capital Loss Carryforwards Not Subject to Expiration
	Short-Term	Long-Term	Total
Growth Fund	235,731	—	235,731
Genea Fund	57,097	—	57,097

Zevenbergen Funds
Notes to the Financial Statements
December 31, 2018 (Unaudited)

NOTE 6 – SHAREHOLDER SERVICING PLAN

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of the Investor Class and up to 0.10% of average daily net assets of Institutional Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers. For the six months ended December 31, 2018, class specific Shareholder Servicing fees were as follows:

Fund	Investor Class	Institutional Class
Growth Fund	$1,198	$5,742
Genea Fund	12,334	5,078

NOTE 7 – DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets of the Investor Class shares.  For the six months ended December 31, 2018, distribution fees incurred are disclosed on the Statement of Operations.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 9 – REDEMPTION FEES

Each Fund charges a 1.00% redemption fee on the redemption of Investor Class and Institutional Class shares held for 90 days or less. This fee (which is paid into the Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 11 – NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework —Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Fund has adopted all applicable provisions of ASU 2018-13.

Zevenbergen Funds
Expense Example
December 31, 2018 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six month period and held for the entire six month period from July 1, 2018 to December 31, 2018 (the “six month period”).

Actual Expenses

The “Actual Fund Return” lines in the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses you paid over the six month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the corresponding line under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during the six month period.

Hypothetical Example for Comparison Purposes

The information in the table with the lines titled “Hypothetical 5% Return” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six month period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the lines titled “Hypothetical 5% Return” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

Expenses Paid During the Six Month Period

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Six Month Period (1)
Growth Fund
Investor Class
Actual Fund Return	$1,000.00	$848.70	1.30%	$6.06
Hypothetical 5% Return	$1,000.00	$1,018.65	1.30%	$6.61
Institutional Class
Actual Fund Return	$1,000.00	$849.20	1.00%	$4.66
Hypothetical 5% Return	$1,000.00	$1,020.16	1.00%	$5.09
Genea Fund
Investor Class
Actual Fund Return	$1,000.00	$834.40	1.40%	$6.48
Hypothetical 5% Return	$1,000.00	$1,018.15	1.40%	$7.12
Institutional Class
Actual Fund Return	$1,000.00	$837.70	1.10%	$5.10
Hypothetical 5% Return	$1,000.00	$1,019.66	1.10%	$5.60

(1)
Expenses are equal to each of the Funds’ annualized expense ratio as indicated, multiplied by the average account value over the six month period, multiplied by 184/365 (to reflect the “six month period”).

Zevenbergen Funds
Additional Information
December 31, 2018 (Unaudited)

Form N-Q
The Funds file their complete schedules of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
You may obtain a description of the Funds’ proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-844-986-2746 or on the EDGAR Database on the SEC’s website at www.sec.gov. The Funds file their proxy voting records annually as of June 30, with the SEC on Form N-PX. The Funds’ Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Approval of Investment Advisory Agreement

Growth Fund
At a meeting held on August, 2018, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended, considered and approved the continuance of the investment advisory agreement (“Advisory Agreement”) with Zevenbergen Capital Investments LLC (“Zevenbergen” or the “Adviser”), for the Zevenbergen Growth Fund (the “Growth Fund”).  Ahead of the August meeting, the Board received and reviewed substantial information regarding the Growth Fund, the Adviser and the services provided by the Adviser to the Growth Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

In considering the continuance of the Advisory Agreement, the Board considered the following factors and made the following determinations.  In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

●
In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Growth Fund as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel involved in the day-to-day activities of the Growth Fund.  The Board also considered the resources and compliance structure of Zevenbergen, including information regarding its compliance program, chief compliance officer, and compliance record and its disaster recovery/business continuity plan.  The Board also considered the prior relationship between Zevenbergen and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year it had provided the Board with information related to fund performance and investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that Zevenbergen had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

●
In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Growth Fund on both an absolute basis and in comparison to its peer group, relevant benchmark index, and a comparable composite of accounts managed by the Adviser.  The Board considered that the Growth Fund had significantly outperformed relative to its peer group median/average as of June 30, 2018, and relevant benchmark index for the one year period as of March 31, 2018, and only slightly underperformed the index since the Fund’s inception.  The Board also considered that the Growth Fund’s performance was in line with the Adviser’s composite performance. The Board noted that the Growth Fund had a performance record of slightly less than three years.  The Board also considered the long-term performance of the Adviser’s separately managed accounts.

Zevenbergen Funds
Additional Information
December 31, 2018 (Unaudited)

●
The Trustees also reviewed the cost of the services, and the structure and level of advisory fees payable by the Fund, including a comparison of those fees to fees charged by a peer group of funds.  The Board noted that the Adviser has contractually agreed to maintain an annual expense cap for each of the Fund’s classes.  The Board noted that the Growth Fund’s advisory fee was higher than, and the net expense ratio was in line with, its peer group median and average.  The Board further noted that the advisory fee was well within the peer group range.  After reviewing the materials that were provided, the Trustees concluded that the fees to be received by Zevenbergen were fair and reasonable.

●
The Trustees considered Zevenbergen’s assertion that, based on the asset size of the Growth Fund, economies of scale had not yet been achieved.  The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

●
The Trustees considered the profitability of Zevenbergen from managing the Growth Fund.  In assessing Zevenbergen’s profitability, the Trustees reviewed Zevenbergen’s financial information that was provided in the materials and took into account both the direct and indirect benefits to Zevenbergen from managing the Growth Fund. The Trustees concluded that Zevenbergen’s profits from managing the Fund were not excessive and, after a review of the relevant financial information, Zevenbergen appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Growth Fund.

Genea Fund

At a meeting held on August, 2018, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended, considered and approved the continuance of the investment advisory agreement (“Advisory Agreement”) with Zevenbergen Capital Investments LLC (“Zevenbergen” or the “Adviser”), for the Zevenbergen Genea Fund (the “Genea Fund”).  Ahead of the August meeting, the Board received and reviewed substantial information regarding the Genea Fund, the Adviser and the services provided by the Adviser to the Genea Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

In considering the continuance of the Advisory Agreement, the Board considered the following factors and made the following determinations.  In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

●
In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Genea Fund as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel involved in the day-to-day activities of the Genea Fund.  The Board also considered the resources and compliance structure of Zevenbergen, including information regarding its compliance program, chief compliance officer, and compliance record, and its disaster recovery/business continuity plan.  The Board also considered the prior relationship between Zevenbergen and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year it had provided the Board with information related to fund performance and investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that Zevenbergen had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

●
In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Genea Fund on both an absolute basis and in comparison to its peer group, relevant benchmark index, and a comparable composite of accounts managed by the Adviser.  The Board considered that the Genea Fund had significantly outperformed relative to its peer group average/median as of June 30, 2018, and its relevant benchmark index as of March 31, 2018, and that its performance was in line with the Adviser’s composite performance.  The Board noted that the Genea Fund had a performance record of slightly less than three years.  The Board also considered the long-term performance of the Adviser’s separately managed accounts.

Zevenbergen Funds
Additional Information
December 31, 2018 (Unaudited)

●
The Trustees also reviewed the cost of the services, and the structure and level of advisory fees payable by the Genea Fund, including a comparison of those fees to fees charged by a peer group of funds.  The Board noted that the Adviser has contractually agreed to maintain an annual expense cap for each of the Genea Fund’s classes.  The Board noted that the Genea Fund’s advisory fee and the net expense ratio were well within the peer group range. After reviewing the materials that were provided, the Trustees concluded that the fees to be received by Zevenbergen were fair and reasonable.

●
The Trustees considered Zevenbergen’s assertion that, based on the asset size of the Genea Fund, economies of scale had not yet been achieved.  The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

●
The Trustees considered the profitability of Zevenbergen from managing the Genea Fund.  In assessing Zevenbergen’s profitability, the Trustees reviewed Zevenbergen’s financial information that was provided in the materials and took into account both the direct and indirect benefits to Zevenbergen from managing the Genea Fund. The Trustees concluded that Zevenbergen’s profits from managing the Genea Fund were not excessive and, after a review of the relevant financial information, Zevenbergen appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Genea Fund.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Zevenbergen Capital Investments LLC
601 Union Street, Suite 4600
Seattle, Washington 98101-2323

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By:  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date:  March 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date:  March 8, 2019

By:  Russel B. Simon
Russell B. Simon, Treasurer

Date:  March 8, 2019